Supplementary cash flows information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash working capital items
Decrease in amounts receivable	$ 7,401	$ 559
Decrease (Increase) in inventory	3,161	(13,075)
Increase in other current assets	(8,133)	(4,800)
Increase in accounts payable and accrued liabilities	(12,442)	(2,270)
Non-cash working capital items	$ (10,013)	$ (19,586)